UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-01403)

Exact name of registrant as specified in charter:	Putnam Global Equity Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2013

Date of reporting period:	January 31, 2013

Item 1. Schedule of Investments:

Putnam Global Equity Fund

The fund's portfolio
1/31/13 (Unaudited)

COMMON STOCKS (97.6%)(a)
			Shares	Value

Aerospace and defense (1.3%)

Honeywell International, Inc.			84,800	$5,786,752

Precision Castparts Corp.			25,600	4,695,040

				10,481,792
Airlines (0.8%)

Japan Airlines Co., Ltd. (Japan)(NON)			157,000	6,489,803

				6,489,803
Auto components (0.7%)

Johnson Controls, Inc.			183,700	5,711,233

				5,711,233
Automobiles (2.3%)

Nissan Motor Co., Ltd. (Japan)			1,427,700	14,613,453

Winnebago Industries, Inc.(NON)			213,600	3,998,592

				18,612,045
Beverages (1.1%)

Pernod-Ricard SA (France)			72,793	9,112,901

				9,112,901
Biotechnology (0.6%)

Celgene Corp.(NON)			49,800	4,928,208

				4,928,208
Building products (1.4%)

Fortune Brands Home & Security, Inc.(NON)			117,600	3,850,224

Masco Corp.			186,900	3,437,091

Owens Corning, Inc.(NON)			95,300	3,971,151

				11,258,466
Capital markets (2.2%)

Blackstone Group LP (The)			284,491	5,263,084

Charles Schwab Corp. (The)			374,600	6,192,138

Morgan Stanley			288,700	6,596,795

				18,052,017
Chemicals (4.3%)

Airgas, Inc.			43,600	4,152,464

Axiall Corp.(S)			69,600	3,910,128

Monsanto Co.			200,200	20,290,270

Sherwin-Williams Co. (The)			22,100	3,583,294

Tronox, Ltd. Class A			181,800	3,445,110

				35,381,266
Commercial banks (9.6%)

Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)			656,253	6,527,021

Banco Popular Espanol SA (Spain)			7,538,180	6,796,271

Bank of Ireland (Ireland)(NON)			22,558,522	4,380,087

Barclays PLC (United Kingdom)			1,449,995	6,922,073

BB&T Corp.			158,200	4,790,296

Credit Agricole SA (France)(NON)			360,421	3,562,686

Erste Group Bank AG (Austria)(NON)			173,159	5,827,336

Grupo Financiero Banorte SAB de CV (Mexico)			715,100	4,921,775

Regions Financial Corp.			666,900	5,188,482

Sberbank of Russia ADR (Russia)			646,484	9,535,639

Siam Commercial Bank PCL (Thailand)			535,100	3,212,036

Societe Generale SA (France)(NON)			186,063	8,406,480

UniCredit SpA (Italy)(NON)			1,214,696	7,844,144

				77,914,326
Commercial services and supplies (0.5%)

Regus PLC (United Kingdom)			2,008,774	3,765,752

				3,765,752
Communications equipment (0.8%)

Qualcomm, Inc.			95,800	6,325,674

				6,325,674
Computers and peripherals (2.7%)

Apple, Inc.			29,100	13,249,521

Gemalto NV (Netherlands)			65,567	5,838,386

Pegatron Corp. (Taiwan)(NON)			2,439,000	3,229,807

				22,317,714
Consumer finance (1.0%)

Discover Financial Services			208,900	8,019,671

				8,019,671
Diversified financial services (4.9%)

Bank of America Corp.			1,315,000	14,885,800

ING Groep NV GDR (Netherlands)(NON)			633,379	6,406,159

JPMorgan Chase & Co.			332,100	15,625,305

ORIX Corp. (Japan)			31,290	3,343,029

				40,260,293
Diversified telecommunication services (1.8%)

Nippon Telegraph & Telephone (NTT) Corp. (Japan)			102,200	4,280,453

Telecom Italia SpA (Italy)			5,894,762	5,858,864

tw telecom, inc.(NON)			153,200	4,232,916

				14,372,233
Electronic equipment, instruments, and components (0.4%)

Hon Hai Precision Industry Co., Ltd. (Taiwan)			1,225,700	3,503,601

				3,503,601
Energy equipment and services (2.8%)

Ezion Holdings, Ltd. (Singapore)			3,169,000	4,634,501

Halliburton Co.			162,200	6,598,296

Oceaneering International, Inc.			65,140	4,117,499

Oil States International, Inc.(NON)			50,200	3,894,516

Petrofac, Ltd. (United Kingdom)			148,211	3,850,326

				23,095,138
Food and staples retail (0.4%)

Lawson, Inc. (Japan)			49,100	3,559,878

				3,559,878
Food products (1.2%)

Kerry Group PLC Class A (Ireland)			59,825	3,139,556

Nestle SA (Switzerland)			94,281	6,620,027

				9,759,583
Gas utilities (0.3%)

Tokyo Gas Co., Ltd. (Japan)			599,000	2,823,216

				2,823,216
Health-care equipment and supplies (1.4%)

Covidien PLC			105,500	6,576,870

St. Jude Medical, Inc.			114,100	4,643,870

				11,220,740
Health-care providers and services (4.0%)

Aetna, Inc.			136,849	6,600,227

Brookdale Senior Living, Inc.(NON)			178,800	4,829,388

Capital Senior Living Corp.(NON)			265,753	5,641,936

Catamaran Corp.(NON)			76,500	3,969,585

Emeritus Corp.(NON)			173,955	4,710,701

UnitedHealth Group, Inc.			116,500	6,431,965

				32,183,802
Hotels, restaurants, and leisure (1.6%)

Compass Group PLC (United Kingdom)			618,412	7,493,323

Home Inns & Hotels Management, Inc. ADR (China)(NON)			62,001	1,895,371

TUI Travel PLC (United Kingdom)			867,427	4,000,650

				13,389,344
Household durables (4.2%)

Lennar Corp. Class A			92,400	3,838,296

Persimmon PLC (United Kingdom)			296,768	3,965,429

PulteGroup, Inc.(NON)			265,900	5,514,766

Standard Pacific Corp.(NON)(S)			867,435	7,199,711

Techtronic Industries Co. (Hong Kong)			3,288,000	6,656,214

Toll Brothers, Inc.(NON)			118,800	4,449,060

Coway Company, Ltd. (South Korea)			54,700	2,376,022

				33,999,498
Independent power producers and energy traders (0.5%)

NRG Energy, Inc.			183,300	4,399,200

				4,399,200
Insurance (6.6%)

Admiral Group PLC (United Kingdom)			258,682	5,017,598

Allianz SE (Germany)			35,089	5,019,282

American International Group, Inc.(NON)			174,223	6,590,856

Aon PLC			109,600	6,328,304

Assured Guaranty, Ltd.			329,300	5,970,209

Genworth Financial, Inc. Class A(NON)			433,600	3,976,112

Marsh & McLennan Cos., Inc.			209,800	7,443,704

Porto Seguro SA (Brazil)			356,300	4,276,280

Prudential PLC (United Kingdom)			580,695	8,823,010

				53,445,355
Internet and catalog retail (0.6%)

HomeAway, Inc.(NON)			200,600	4,808,382

				4,808,382
Internet software and services (2.1%)

Google, Inc. Class A(NON)			11,979	9,052,411

Telecity Group PLC (United Kingdom)			347,398	4,666,743

Yandex NV Class A (Russia)(NON)			153,700	3,721,077

				17,440,231
IT Services (1.6%)

Computer Sciences Corp.			127,800	5,342,040

Visa, Inc. Class A			50,400	7,958,664

				13,300,704
Leisure equipment and products (0.7%)

Brunswick Corp.			149,000	5,387,840

				5,387,840
Machinery (0.5%)

Volvo AB Class B (Sweden)			267,632	3,961,114

				3,961,114
Media (0.7%)

DISH Network Corp. Class A			149,600	5,575,592

				5,575,592
Metals and mining (0.4%)

Iluka Resources, Ltd. (Australia)			326,442	3,308,820

				3,308,820
Multiline retail (0.5%)

Mitra Adiperkasa Tbk PT (Indonesia)			6,065,500	3,985,544

				3,985,544
Oil, gas, and consumable fuels (8.3%)

BG Group PLC (United Kingdom)			991,197	17,606,831

Cabot Oil & Gas Corp.			65,700	3,467,646

Cairn Energy PLC (United Kingdom)			746,000	3,395,658

EXCO Resources, Inc.(S)			447,000	2,865,270

Marathon Oil Corp.			235,300	7,908,433

Noble Energy, Inc.			70,100	7,556,079

Origin Energy, Ltd. (Australia)			434,386	5,702,987

Royal Dutch Shell PLC Class A (United Kingdom)			429,876	15,240,042

Southwestern Energy Co.(NON)			100,872	3,459,910

				67,202,856
Paper and forest products (0.7%)

MeadWestvaco Corp.			176,500	5,533,275

				5,533,275
Pharmaceuticals (4.6%)

Astellas Pharma, Inc. (Japan)			119,600	6,088,228

Pfizer, Inc.			390,263	10,646,375

Sanofi (France)			136,207	13,289,931

Shire PLC (United Kingdom)			205,272	6,879,112

Zoetis. Inc.(NON)			11,390	296,140

				37,199,786
Professional services (0.5%)

Verisk Analytics, Inc. Class A(NON)			72,700	4,010,132

				4,010,132
Real estate management and development (3.0%)

BR Malls Participacoes SA (Brazil)			264,000	3,417,744

BR Properties SA (Brazil)			268,300	3,482,841

CBRE Group, Inc. Class A(NON)			189,000	4,078,620

Forestar Group, Inc.(NON)			235,318	4,478,102

Iguatemi Empresa de Shopping Centers SA (Brazil)			181,132	2,625,088

Mitsubishi Estate Co., Ltd. (Japan)			269,000	6,512,833

				24,595,228
Semiconductors and semiconductor equipment (2.2%)

Micron Technology, Inc.(NON)			515,800	3,899,448

NXP Semiconductor NV(NON)			150,500	4,513,495

Samsung Electronics Co., Ltd. (South Korea)			4,345	5,777,772

SK Hynix, Inc. (South Korea)(NON)			164,590	3,688,037

				17,878,752
Software (1.8%)

Fidessa Group PLC (United Kingdom)			141,224	3,447,072

Nintendo Co., Ltd. (Japan)			47,900	4,672,404

Salesforce.com, Inc.(NON)			38,900	6,695,857

				14,815,333
Specialty retail (4.2%)

Best Buy Co., Inc.			106,800	1,736,568

Home Depot, Inc. (The)			101,100	6,765,612

Industria de Diseno Textil (Inditex) SA (Spain)			33,592	4,707,081

Kingfisher PLC (United Kingdom)			1,203,769	5,149,052

Lowe's Cos., Inc.			272,300	10,399,137

Tile Shop Holdings, Inc.(NON)(S)			287,199	5,281,590

				34,039,040
Textiles, apparel, and luxury goods (0.4%)

Hanesbrands, Inc.(NON)			87,500	3,279,500

				3,279,500
Thrifts and mortgage finance (0.4%)

Radian Group, Inc.			545,800	3,509,494

				3,509,494
Tobacco (3.5%)

Japan Tobacco, Inc. (Japan)			576,400	17,945,331

Philip Morris International, Inc.			118,100	10,411,696

				28,357,027
Trading companies and distributors (0.6%)

W.W. Grainger, Inc.			21,200	4,617,784

				4,617,784
Water utilities (0.5%)

United Utilities Group PLC (United Kingdom)			372,824	4,328,308

				4,328,308
Wireless telecommunication services (0.4%)

Softbank Corp. (Japan)			98,800	3,522,205

				3,522,205

Total common stocks (cost $700,518,023)				$795,039,696

WARRANTS (0.5%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Housing Development Finance Corp., Ltd. 144A (India)	2/27/15	$—	283,552	$4,193,040

Total warrants (cost $4,200,476)				$4,193,040

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Notes
3 5/8s, August 15, 2019(i)			$105,000	$122,549
1/4s, June 30, 2014(i)			111,000	111,072
1/4s, April 30, 2014(i)			113,000	113,139

Total U.S. treasury Obligations (cost $346,760)				$346,760

SHORT-TERM INVESTMENTS (4.4%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)			16,391,500	$16,391,500

Putnam Money Market Liquidity Fund 0.10%(AFF)			18,079,561	18,079,561

SSgA Prime Money Market Fund 0.06%(P)			730,000	730,000

U.S. Treasury Bills with effective yields ranging from 0.165% to 0.170%, October 17, 2013(SEGSF)			$529,000	528,602

U.S. Treasury Bills with effective yields ranging from 0.166% to 0.168%, May 30, 2013(SEGSF)			421,000	420,890

Total short-term investments (cost $36,150,192)				$36,150,553

TOTAL INVESTMENTS

Total investments (cost $741,215,451)(b)				$835,730,049

FORWARD CURRENCY CONTRACTS at 1/31/13 (aggregate face value $175,982,953) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	2/20/13	$581,070	$584,930	$(3,860)
Barclays Bank PLC
	British Pound	Sell	2/20/13	7,177,748	7,381,345	203,597
	Euro	Buy	2/20/13	1,499,694	1,463,722	35,972
	Euro	Sell	2/20/13	1,499,694	1,498,785	(909)
	Hong Kong Dollar	Buy	2/20/13	182,361	182,025	336
	Japanese Yen	Sell	2/20/13	3,021,847	3,171,001	149,154
	Norwegian Krone	Sell	2/20/13	6,031,285	5,936,664	(94,621)
	Singapore Dollar	Buy	2/20/13	1,352,936	1,370,042	(17,106)
	Swedish Krona	Buy	2/20/13	2,000,691	1,974,708	25,983
	Swiss Franc	Buy	2/20/13	6,852,501	6,796,284	56,217
Citibank, N.A.
	Australian Dollar	Buy	2/20/13	6,563,617	6,606,754	(43,137)
	British Pound	Sell	2/20/13	1,043,652	1,127,704	84,052
	Canadian Dollar	Buy	2/20/13	929,532	941,624	(12,092)
	Danish Krone	Buy	2/20/13	3,137,854	3,032,196	105,658
	Singapore Dollar	Buy	2/20/13	537,943	545,224	(7,281)
Credit Suisse International
	Australian Dollar	Buy	2/20/13	6,902,739	6,948,801	(46,062)
	British Pound	Buy	2/20/13	1,682,912	1,730,276	(47,364)
	British Pound	Sell	2/20/13	1,682,912	1,675,677	(7,235)
	Canadian Dollar	Buy	2/20/13	3,888,200	3,938,262	(50,062)
	Japanese Yen	Buy	2/20/13	6,189,908	6,450,670	(260,762)
	Swiss Franc	Buy	2/20/13	9,952,177	9,895,802	56,375
Deutsche Bank AG
	British Pound	Sell	2/20/13	2,920,356	3,003,008	82,652
	Canadian Dollar	Buy	2/20/13	3,987,317	4,039,024	(51,707)
	Euro	Sell	2/20/13	577,798	539,174	(38,624)
Goldman Sachs International
	Australian Dollar	Buy	2/20/13	2,597,471	2,614,729	(17,258)
	Swedish Krona	Buy	2/20/13	2,201,351	2,139,193	62,158
	Swedish Krona	Sell	2/20/13	2,201,351	2,155,997	(45,354)
HSBC Bank USA, National Association
	British Pound	Sell	2/20/13	2,872,305	2,953,651	81,346
	Euro	Buy	2/20/13	365,554	365,331	223
	Euro	Sell	2/20/13	365,554	356,838	(8,716)
	Norwegian Krone	Buy	2/20/13	179,807	176,985	2,822
JPMorgan Chase Bank N.A.
	British Pound	Sell	2/20/13	7,830,963	8,051,656	220,693
	Canadian Dollar	Buy	2/20/13	1,707,633	1,729,907	(22,274)
	Japanese Yen	Buy	2/20/13	69,645	73,117	(3,472)
	Norwegian Krone	Sell	2/20/13	5,411,335	5,331,231	(80,104)
	Swedish Krona	Buy	2/20/13	1,667,943	1,633,073	34,870
State Street Bank and Trust Co.
	Australian Dollar	Sell	2/20/13	6,006,815	6,046,437	39,622
	Canadian Dollar	Buy	2/20/13	2,893,826	2,930,609	(36,783)
	Euro	Sell	2/20/13	2,522,892	2,577,873	54,981
	Israeli Shekel	Buy	2/20/13	2,217,130	2,189,988	27,142
	Norwegian Krone	Sell	2/20/13	3,553,810	3,498,775	(55,035)
	Swedish Krona	Buy	2/20/13	3,185,148	3,117,735	67,413
UBS AG
	British Pound	Buy	2/20/13	3,694,730	3,799,156	(104,426)
	Canadian Dollar	Buy	2/20/13	3,005,771	3,044,589	(38,818)
	Euro	Buy	2/20/13	81,204	81,155	49
	Euro	Sell	2/20/13	81,204	79,244	(1,960)
	Norwegian Krone	Buy	2/20/13	18,396,008	18,117,045	278,963
	Swiss Franc	Buy	2/20/13	6,595,989	6,557,888	38,101
WestPac Banking Corp.
	British Pound	Sell	2/20/13	9,933,809	10,127,488	193,679
	Canadian Dollar	Buy	2/20/13	2,277,479	2,307,645	(30,166)
	Japanese Yen	Sell	2/20/13	2,945,985	3,091,916	145,931

Total						$922,801

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2012 through January 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures , references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $814,466,846.
(b)	The aggregate identified cost on a tax basis is $743,364,817, resulting in gross unrealized appreciation and depreciation of $110,093,548 and $17,728,316, respectively, or net unrealized appreciation of $92,365,232.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$6,384,125	$84,292,564	$72,597,128	$2,634	$18,079,561
	* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $15,950,292.
	The fund received cash collateral of $16,391,500, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $366,758 to cover certain derivatives contracts.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	54.8%
	United Kingdom	12.8
	Japan	9.0
	France	4.2
	Spain	2.2
	Brazil	1.7
	Italy	1.7
	Russia	1.6
	Netherlands	1.5
	South Korea	1.4
	Australia	1.1
	Ireland	0.9
	Taiwan	0.8
	Hong Kong	0.8
	Switzerland	0.8
	Austria	0.7
	Germany	0.6
	Mexico	0.6
	Singapore	0.6
	India	0.5
	Indonesia	0.5
	Sweden	0.5
	Other	0.7

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $367,103 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $544,591.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$128,788,018	$—	$—
Consumer staples	50,789,389	—	—
Energy	90,297,994	—	—
Financials	225,796,384	—	—
Health care	85,532,536	—	—
Industrials	44,584,843	—	—
Information technology	95,582,009	—	—
Materials	44,223,361	—	—
Telecommunication services	17,894,438	—	—
Utilities	11,550,724	—	—
Total common stocks	795,039,696	—	—
U.S. Treasury Obligations	—	346,760	—
Warrants	—	4,193,040	—
Short-term investments	18,809,561	17,340,992	—

Totals by level	$813,849,257	$21,880,792	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$922,801	$—

Totals by level	$—	$922,801	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$2,047,989	$1,125,188
Equity contracts	4,193,040	—

Total	$6,241,029	$1,125,188

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Forward currency contracts (contract amount)	$229,100,000
Warrants (number of warrants)	370,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Equity Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 28, 2013